Equity (Common Stock) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends Payable [Line Items]
Dividend Per Share									$ 1.33	$ 1.01	$ 0.74
Dividend Aggregate									$ 1,499	$ 1,119	$ 811
Common stock
Dividends Payable [Line Items]
Declaration Date	Oct. 28, 2014	Jul. 07, 2014	Apr. 22, 2014	Jan. 06, 2014	Oct. 22, 2013	Jun. 25, 2013	Apr. 23, 2013	Jan. 04, 2013			Oct. 23, 2012
Record Date	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 06, 2014	Nov. 08, 2013	Aug. 09, 2013	May 09, 2013	Feb. 06, 2013			Nov. 09, 2012
Dividend Per Share	$ 0.35	$ 0.350	$ 0.350	$ 0.275	$ 0.275	$ 0.275	$ 0.275	$ 0.185			$ 0.74
Dividend Aggregate	$ 398	$ 395	$ 395	$ 311	$ 311	$ 303	$ 302	$ 203	$ 1,499	$ 1,119	$ 811